Share capital (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Disclosure of detailed information about shares, activity [Table Text Block]
	Year ended Dec. 31, 2023		Year ended Dec. 31, 2022
	Common shares	Amount	Common shares	Amount
Balance, beginning of year	262,019,857	$1,780,774	261,598,312	$1,778,848
Shares issued on acquisition of Copper Mountain, net of share issuance costs (note 5)	84,165,617	436,499	-	-
Shares issued on acquisition of Rockcliff (note 6)	2,675,324	12,503	-	-
Flow through shares, net of share issuance costs	1,960,000	10,166
Exercise of options	67,145	291	421,545	1,926
Cancelled shares	(159,407)	-
Balance, end of year	350,728,536	$2,240,233	262,019,857	$1,780,774